UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  One Monarch Place, Suite 700
          Springfield, MA  01144

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael J. McGrath
Title:    Chief Compliance Officer
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ Michael J. McGrath, Springfield, MA, May 14, 2008

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total: 61
Form 13F Information Table Value Total: $557,731


List of Other Included Managers:

None

FORM 13F INFORMATION TABLE


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD                  COM              G1150G111    30260   860400 SH       SOLE                   827425             32975
ACCO BRANDS                    COM              00081T108     3040   224000 SH       SOLE                   224000
ANSYS INC                      COM              03662Q105     1830    53000 SH       SOLE                    53000
APOLLO GROUP                   COM              037604105     6231   144233 SH       SOLE                   132008             12225
ARENA RESOURCES                COM              040049108      968    25000 SH       SOLE                    25000
AVALONBAY COMM                 COM              053484101     1274    13200 SH       SOLE                    13200
AVIS BUDGET                    COM              053774105     7139   672190 SH       SOLE                   646790             25400
BEARINGPOINT, INC              COM              074002106       22    13000 SH       SOLE                    13000
BERKSHIRE HATH B               COM              084670207    81174    18148 SH       SOLE                    17280               868
BOSTON PROPRT                  COM              101121101     1298    14100 SH       SOLE                    14100
BROOKFIELD PROP                COM              112900105     2062   106800 SH       SOLE                   106800
CAREER EDUCATN                 COM              141665109     2052   161300 SH       SOLE                   161300
CATHAY GENERAL                 COM              149150104      518    25000 SH       SOLE                    25000
CINTAS CORP                    COM              172908105     4980   174500 SH       SOLE                   174500
CITIGROUP                      COM              172967101    23573  1100500 SH       SOLE                  1051200             49300
COCA COLA                      COM              191216100    24308   399350 SH       SOLE                   380575             18775
CORINTHIAN COLL                COM              218868107     8878  1227887 SH       SOLE                  1174887             53000
DELL INC                       COM              24702R101    19287   968225 SH       SOLE                   918825             49400
DREW INDUSTRIES                COM              26168L205     1871    76500 SH       SOLE                    76500
DUCKWALL-ALCO                  COM              264142100      604    52942 SH       SOLE                    52942
EASTERN INSUR                  COM              276534104     2495   172100 SH       SOLE                   172100
EQUITY LIFESTYLE               COM              29472R108     1234    25000 SH       SOLE                    25000
FEDERAL REALTY                 COM              313747206     1559    20000 SH       SOLE                    20000
FREDDIE MAC                    COM              313400301    11436   451650 SH       SOLE                   433000             18650
GARTNER INC                    COM              366651107    27348  1414060 SH       SOLE                  1347610             66450
GENERAL ELECTRIC               COM              369604103    37061  1001366 SH       SOLE                   956016             45350
HAMPDEN BANCRP                 COM              40867E107     1118   106000 SH       SOLE                   106000
HEALTH CARE PROP               COM              421915109     1535    45400 SH       SOLE                    45400
HELMERICH/PAYNE                COM              423452101     3056    65200 SH       SOLE                    65200
HOME DEPOT                     COM              437076102     2721    97300 SH       SOLE                    97300
ITT EDUCATNL SVC               COM              45068B109     1378    30000 SH       SOLE                    30000
JOHNSON & JOHNSN               COM              478160104    24089   371338 SH       SOLE                   352800             18538
LOWE'S COMPANIES               COM              548661107     1468    64000 SH       SOLE                    64000
MARINE PRODUCTS                COM              568427108     3474   430000 SH       SOLE                   430000
MERCURY GENL                   COM              589400100    15265   344495 SH       SOLE                   329645             14850
MERRILL LYNCH                  COM              590188108    15105   370775 SH       SOLE                   353125             17650
MICROSOFT                      COM              594918104     5889   207500 SH       SOLE                   207500
MORNINGSTAR                    COM              617700109     1840    30000 SH       SOLE                    30000
NEWFIELD EXPL                  COM              651290108     1638    31000 SH       SOLE                    31000
OMEGA FLEX                     COM              682095104    10750   661723 SH       SOLE                   630173             31550
PHH CORP                       COM              693320202     1493    85683 SH       SOLE                    82870              2813
PHILA CONS HLDG                COM              717528103     2125    66000 SH       SOLE                    66000
POST PROPERTIES                COM              737464107     1591    41200 SH       SOLE                    41200
PROLOGIS TRUST                 COM              743410102     1471    25000 SH       SOLE                    25000
RAM HOLDINGS                   COM              G7368R104      499   220000 SH       SOLE                   220000
REGENCY CENTERS                COM              758849103     1166    18000 SH       SOLE                    18000
ROFIN-SINAR TECH               COM              775043102     1971    43900 SH       SOLE                    43900
RTI INTL METALS                COM              74973w107     3918    86657 SH       SOLE                    86657
SAFECO CORP                    COM              786429100     1852    42215 SH       SOLE                    39365              2850
SIMPSON MANUF                  COM              829073105     3003   110500 SH       SOLE                   110500
SOWESTERN ENRGY                COM              845467109    13786   409200 SH       SOLE                   393350             15850
SUN COMMUNITIES                COM              866674104     9058   441850 SH       SOLE                   418825             23025
TAUBMAN CENTERS                COM              876664103     1563    30000 SH       SOLE                    30000
THOR INDUSTRIES                COM              885160101     4287   144000 SH       SOLE                   144000
TJX COMPANIES                  COM              872540109    36520  1104325 SH       SOLE                  1055675             48650
ULTRA PETROLEUM                COM              903914109     2480    32000 SH       SOLE                    32000
UNITED FINL BANC               COM              91030T109     1385   125000 SH       SOLE                   125000
WASHINGTON POST                COM              939640108    19148    28946 SH       SOLE                    27603              1343
WEIGHT WATCHERS                COM              948626106    16403   354050 SH       SOLE                   336450             17600
WELLS FARGO                    COM              949746101    29250  1005166 SH       SOLE                   961952             43214
WYNDHAM WWIDE                  COM              98310w108    12932   625332 SH       SOLE                   598072             27260